Intangible Assets Useful Life (Details) (USD $)	24 Months Ended
Dec. 31, 2014 Y
Summary Of Significant Accounting Policies Intangible Assets Useful Life 1	50
Summary Of Significant Accounting Policies Intangible Assets Useful Life 2	10
Summary Of Significant Accounting Policies Intangible Assets Useful Life 3	$ 4
Summary Of Significant Accounting Policies Intangible Assets Useful Life 4	10